497(e)
                                                                      333-31131

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AXA Equitable Life Insurance Company

SUPPLEMENT DATED JULY 10, 2006 TO THE JULY 10, 2006
ACCUMULATOR(R), ACCUMULATOR(R) ELITE(SM), ACCUMULATOR(R) PLUS(SM) AND ACCUMULATOR(R) SELECT(SM) CONTRACTS
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This supplement modifies certain information in each of the above-referenced
Prospectus and Statement of Additional Information dated July 10, 2006, as previously supplemented to date (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

A. The following information has been added to the state table in "Appendix VII ("Appendix VI" for Accumulator(R) Select (SM) -- State contract availability and/or variations of features and benefits" of the Prospectus, as noted:


------------------------------------------------------------------------------------------------------------------------------------
State                     Features and Benefits                    Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA                See "Contract features and benefits"--   If you reside in the state of California and you are age 60 and
(Applicable to            "Your right to cancel within a           older at the time the contract is issued, you may return your
Accumulator(R),           certain number of days"                  variable annuity contract within 30 days from the date that you
Accumulator(R) Elite(SM),                                          receive it and receive a refund as described below.
Accumulator(R) Plus(SM),
and Accumulator(R)                                                 If you allocate your entire initial contribution to the EQ/Money
SelectSM contracts)                                                Market option (and/or guaranteed interest option, if available), the amount of your refund will be equal to your contribution less interest, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office.
                                                                   This amount could be less than your initial contribution. If the
                                                                   Principal guarantee benefit or Guaranteed withdrawal benefit for life is elected, the investment allocation during the 30 day free look period is limited to the guaranteed interest option.
                                                                   If you allocate any portion of your initial contribution to the variable investment options (other than the EQ/Money Market option) and/or fixed maturity options, your refund will be equal to your account value on the date we receive your request to cancel at our processing office.

------------------------------------------------------------------------------------------------------------------------------------
FLORIDA                   See "Contract features and benefits"     The following information replaces the second bullet to the
(Applicable to            in "Credits"                             final set of bullets in this section:
Accumulator(R) Plus(SM)
contracts only)                                                    o You may annuitize your contract after thirteen months,
                                                                     however, if you elect to receive annuity payments within five years of the contract date, we will recover the credit that applies to any contribution made in that five years. If you start receiving annuity payments after five years from the contract date and within three years of making any
                                                                     contribution, we will recover the credit that applies to any contribution made within the prior three years.
------------------------------------------------------------------------------------------------------------------------------------

B. For Accumulator(R) and Accumulator(R) Elite(SM) only, under "Contract features and benefits" in "Guaranteed withdrawal benefit for life ("GWBL")", the following is added as the last sentence of the fifth paragraph:

     If you are purchasing this contract to fund a Charitable Remainder Trust, the Guaranteed withdrawal benefit for life is not available, except for certain split-funded Charitable Remainder Trusts.


IM-06-07 Supp (7/06)                                 Catalog No. 136665 (7/06)
Accum 06/NEWBIZ  Mailing                                                 x01370

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C.   For Accumulator(R) Plus(SM) only, under "Contract features and benefits"
     in "Owner and annuitant requirements", the following is added as the last sentence of the first paragraph:

     This contract is not available for purchase by Charitable Remainder Trusts.





                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                                  212-554-1234

2
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED JULY 10, 2006 TO THE CURRENT PROSPECTUSES FOR:
ACCUMULATOR(R)
ACCUMULATOR(R) ELITE(SM)
ACCUMULATOR(R) PLUS(SM)
ACCUMULATOR(R) SELECT(SM)
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectuses (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

Please note the following:

A. In Accumulator(R), please note the following change:

   In "Appendix VIII: State contract availability and/or variations of certain features and benefits" under "New York," the section entitled "See 'Transferring your account value' in 'Transferring your money among investment options"' is deleted in its entirety and replaced with the following:

   The following information is added as the sixth bullet in this section:

     o In all contract years, a transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the annuity account value being allocated to the guaranteed interest option, based on the annuity account value as of the previous business day.

B. In Accumulator(R), Accumulator(R) Elite(SM), and Accumulator(R) Plus(SM), under "Appendix VIII: State contract availability and/or variations of certain features and benefits," and in Accumulator(R) Select(SM), under "Appendix VII: State contract availability and/or variations of certain features and benefits," please note the following change:

   Under "New York," the section entitled "Variable Immediate Annuity payout options -- Life annuity contracts" is deleted in its entirety.

C. In Accumulator(R), Accumulator(R) Elite(SM), Accumulator(R) Plus(SM) and Accumulator(R) Select(SM), the following is added in "Who is AXA Equitable?" under "We require that the following types of communications be on specific forms we provide for that purpose:"

   (19) enrollment in our "automatic required minimum distribution (RMD) service."

D. In Accumulator(R), Accumulator(R) Elite(SM), and Accumulator(R) Plus(SM), please note the following change:

   In "Charges and expenses," under "Withdrawal charge" under "10% free withdrawal amount," the following is inserted between the second and third sentences in the first paragraph:

   In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year.

E. In Accumulator(R) Elite(SM), the section entitled "Illustrations of Guaranteed minimum income benefit" under "Contract features and benefits" is deleted in its entirety, and replaced with the following:

   Guaranteed minimum income benefit. Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male annuitant age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals or loans under Rollover TSA contracts, and assuming there were no allocations to EQ/Alliance Intermediate Government Securities, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option, the fixed maturity options (including the Special 10 year fixed maturity option) or the loan reserve account under rollover TSA contracts.


                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                  212-554-1234

Form No. IM-06-06 Supp (7/06)
Series 04/IF/NB                                        Catalog no. 136664 (7/06)
                                                                          x01359